Business Combination, Significant Transaction and Sale of Business	12 Months Ended
Dec. 31, 2023
Business Combination, Significant Transaction and Sale of Business [Abstract]
BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

NOTE 3:- BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

i.	Sapiens

Acquisition of NCDC S.A (” NCDC “):

On December 4, 2023 (the Acquisition date), Sapiens completed the acquisition of 100% of the outstanding shares of NCDC, a polish entity that provides services which allows quick set up of insurance systems through automation and digitalization for P&C (Property and Casualty) insurance products. The acquisition of NCDC expands Sapiens’s ability to support its software products mainly in the Nordic region.

The purchase price amounted to $11,667 in total, of which, $10,179 were paid in cash on the acquisition date, $1,063 are deferred payments ($638 will be paid after 12 months and $425 will be paid after 18 months from the acquisition date) and up to $425 will be paid by the end of March 2024 subject to net working capital adjustments. In addition, NCDC’s three key employees have retention-based payments over two years (2024-2025) of up to $523. These payments are subject to continued employment, and therefore were not included in the purchase price and will be expensed over the requested employment period.

Acquisition related costs amounted to $325, and are presented under selling, marketing, general and administrative in the Company’s consolidated statements of income. The results of NCDC’s operations have been included in the consolidated financial statements from the Acquisition Date.

The following table summarizes the estimated fair values allocated to NCDC assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Current assets (including cash acquired of $2,119)	$3,786
Customer relations	4,359
Deferred tax liabilities, net	(828)
Other long-term assets	2,439
Current liabilities	(918)
Other long-term liabilities	(324)
Goodwill	3,153

Total assets acquired net of acquired cash	$11,667

The preliminary balances presented in these financial statements are subject to certain changes upon finalization of the purchase price once the net working capital adjustments are agreed with the seller.

The excess of purchase consideration over the fair value of net tangible and intangible assets acquired was recorded as goodwill. The goodwill from the acquisition of NCDC is primarily attributable to potential synergy with Sapiens, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

Pro forma results of operations related to this acquisition have not been presented because they are not material to the Company’s consolidated statements of income.

ii.	Magic Software

a.	Acquisition of K.M.T. (M.H.) Technologies Communication Computer Ltd. (“KMT”)

On June 8, 2023, Magic Software acquired 60% of K.M.T. (M.H.) Technologies Communication Computer Ltd. (“KMT”). KMT delivers a broad spectrum of ICT products, cloud platform, VoIP, technical support and planning and construction of computing. KMT was acquired for a total consideration of NIS 55,039 thousand ($14,875). Approximately NIS 60,000 thousand was paid upon closing of which a payment of Approximately 15,000 is related to a contingent consideration depending on the future operating results achieved by KMT referring to years 2023-2025. This contingent consideration was accounted for as a financial asset measured at its fair value as of the acquisition date of NIS 5 million ($1.4 million). If the future operating results will not fully achieved, the seller will be required to return the whole or part of the contingent consideration.

The results of operations were included in the consolidated financial statements of the Company commencing June 30, 2023. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets excluding $632 cash acquired	$197
Intangible assets	9,410
Deferred tax liabilities	(1,129)
Non-controlling interests	(3,644)
Goodwill	9,410

Total assets acquired, net of acquired cash	$14,244

The goodwill from the acquisition of KMT is primarily attributable to potential synergy with Magic, as well as certain intangible assets that do not qualify for separate recognition. The goodwill is not deductible for income tax purposes.

iii.	Matrix IT

a.	Acquisition of Zebra Technologies Ltd. (“Zebra”)

On January 1, 2023, Matrix IT completed the purchase of 70% of the Share Capital of Zebra Technologies Ltd. for NIS53,086 thousand ($15,085, including equity) or NIS 38,034 thousand ($10,768), net of acquired cash. Zebra is engaged in the distribution and marketing of solutions and software products in the areas of data communication, Information security, and Cyber protection. Pursuant to the purchase agreement, the Company and the seller have a mutual option to sell and purchase the remainder of the seller’s shares to the company. After the completion of the valuation. According to the attribution of PPA analysis, the excess purchase cost of NIS 37.1 million ($10,557) was attributed by Matrix IT to intangible assets (NIS 16.2 million or $4,627, net of deferred tax) and goodwill (NIS 20.9 million or $5,930).

The following table summarizes the provisional estimated fair values (1) allocated to the Zebra acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets excluding cash acquired	$3,163
Inventories	4,359
Property, plant and equipment	82
Intangible assets	5,973
Deferred taxes	(1,284)
Other long-term liabilities	(37)
Liabilities in respect of business combinations	(7,418)
Goodwill	5,930

Total assets acquired net of acquired cash	$10,768

iv.	Michpal

a.	Acquisition of Emalogic Software Ltd. (“Emalogic”)

On June 22, 2023, Michpal acquired 75% of the share capital of Emalogic, for a total consideration of NIS 23,762 thousand (approximately $6,422) or NIS 14,409 thousand (approximately $3,894) net of acquired cash. Michpal and the seller hold a mutual call and put options, respectively, for the remaining 25% share interest in Emalogic. The options can be exercised within 90 days after the approval of Emalogic’s audited annual financial statements for 2026 or 2027. The fair value of the put option measured on the acquisition date amounted to NIS 6,133 thousand (approximately $1,658). Emalogic, an Israeli-based company, is a software service provider that specializes in the development of mission-critical systems, starting from the characterization phase and through the maintenance phase. Emalogic holds extensive knowledge in the field of UX and UI allowing it to provide a complete end-to-end software solution. Emalogic operates in 4 main sectors - financial, automotive, freight and cloud. Acquisition-related costs were immaterial. Unaudited pro forma condensed results of operations were not presented since they were not material to the Company’s consolidated statement of profit or loss. Emalogic’s results of operations were included in the consolidated financial statements of the Company commencing June 30, 2023.

Acquisition related costs amounted to $81, and are presented under selling, marketing, general and administrative in the Company’s consolidated statements of income.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net liabilities excluding cash acquired	$(1,695)
Property, plant and equipment	161
Intangible assets	3,006
Deferred taxes	(692)
Other long-term liabilities	(313)
Liabilities in respect of business combinations	(443)
Non-controlling interests	(749)
Goodwill	4,619

Total assets acquired net of acquired cash	$3,894